JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.4%
Brazil — 5.7%
B3 SA - Brasil Bolsa Balcao	1,653	3,546
Cia Energetica de Minas Gerais (Preference)	1,293	2,811
EDP - Energias do Brasil SA	971	4,054
Gerdau SA (Preference)	1,879	8,925
Itau Unibanco Holding SA (Preference) *	3,318	15,185
Itausa SA (Preference)	6,452	10,811
Localiza Rent a Car SA	861	9,687
Lojas Renner SA *	1,999	9,827
Magazine Luiza SA *	2,780	1,392
MercadoLibre, Inc. *	3	2,592
Petroleo Brasileiro SA (Preference)	5,168	34,212
Porto Seguro SA	488	1,736
Raia Drogasil SA	1,972	7,997
Suzano SA	873	8,183
TIM SA, ADR *	484	5,864
Vale SA, ADR	1,945	26,179
WEG SA	1,924	10,449
XP, Inc., BDR *	145	3,081
		166,531
Chile — 0.3%
Banco Santander Chile, ADR	398	6,220
Cencosud SA	1,447	1,977
		8,197
China — 30.9%
Alibaba Group Holding Ltd. *	7,194	80,884
Amoy Diagnostics Co. Ltd., Class A	366	1,628
Angel Yeast Co. Ltd., Class A	398	2,620
Anhui Conch Cement Co. Ltd., Class H	938	3,709
ANTA Sports Products Ltd.	745	8,199
Baidu, Inc., ADR *	76	10,367
Baoshan Iron & Steel Co. Ltd., Class A	6,930	5,833
BeiGene Ltd., ADR * (a)	17	2,918
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	589	3,531
BOE Technology Group Co. Ltd., Class A	10,503	6,057
BYD Co. Ltd., Class H	166	6,055
Chacha Food Co. Ltd., Class A	675	4,780
China Conch Environment Protection Holdings Ltd. *	1,371	1,085
China Conch Venture Holdings Ltd.	1,370	2,657
China Construction Bank Corp., Class H	53,318	34,049
China International Capital Corp. Ltd., Class H (b)	3,525	6,481
China Lesso Group Holdings Ltd.	3,062	3,753
China Life Insurance Co. Ltd., Class H	6,686	9,958
China Merchants Bank Co. Ltd., Class H	3,500	18,914
China Oilfield Services Ltd., Class H	8,506	7,836
China Overseas Land & Investment Ltd.	3,989	11,025
China Pacific Insurance Group Co. Ltd., Class H	2,495	5,329

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Petroleum & Chemical Corp., Class H	13,368	6,302
China Resources Land Ltd.	2,692	11,243
China Resources Mixc Lifestyle Services Ltd. (b)	669	2,833
China Vanke Co. Ltd., Class H	4,520	8,597
China Yangtze Power Co. Ltd., Class A	2,538	8,987
Chongqing Brewery Co. Ltd., Class A	199	3,622
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,184	5,235
CMOC Group Ltd., Class H	8,247	4,049
COSCO SHIPPING Holdings Co. Ltd., Class H	1,961	2,943
Country Garden Services Holdings Co. Ltd.	1,619	3,610
CSPC Pharmaceutical Group Ltd.	6,022	6,594
ENN Energy Holdings Ltd.	706	11,522
Foshan Haitian Flavouring & Food Co. Ltd., Class A	633	7,767
Fuyao Glass Industry Group Co. Ltd., Class H (b)	1,700	8,247
Ganfeng Lithium Co. Ltd., Class H (b)	321	2,905
Guangzhou Automobile Group Co. Ltd., Class H	11,438	10,736
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	293	3,018
H World Group Ltd.	1,709	6,701
Haier Smart Home Co. Ltd., Class H	3,696	11,830
Han's Laser Technology Industry Group Co. Ltd., Class A	628	2,958
Hefei Meiya Optoelectronic Technology, Inc., Class A	722	2,331
Huatai Securities Co. Ltd., Class H (b)	2,573	3,394
Huayu Automotive Systems Co. Ltd., Class A	1,464	4,760
Hundsun Technologies, Inc., Class A *	427	2,689
HUTCHMED China Ltd., ADR * (a)	64	842
Industrial & Commercial Bank of China Ltd., Class H	28,393	15,011
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,649	8,753
Jade Bird Fire Co. Ltd., Class A	841	3,794
JD.com, Inc., Class A	1,169	34,889
Jiangsu Hengli Hydraulic Co. Ltd., Class A	283	2,187
Joinn Laboratories China Co. Ltd., Class H (b)	421	2,709
Kingdee International Software Group Co. Ltd. *	2,371	5,119
Kuaishou Technology * (b)	513	5,158
Kunlun Energy Co. Ltd.	8,032	5,913
Kweichow Moutai Co. Ltd., Class A	43	12,064
Laobaixing Pharmacy Chain JSC, Class A	904	4,452
Lenovo Group Ltd.	1,856	1,800
Longfor Group Holdings Ltd. (b)	2,164	7,232
Maxscend Microelectronics Co. Ltd., Class A	109	1,554
Meituan * (b)	2,086	46,801
Midea Group Co. Ltd., Class A	334	2,724
Minth Group Ltd.	1,506	4,026
NARI Technology Co. Ltd., Class A	755	3,269
NetEase, Inc.	1,403	26,250
NIO, Inc., ADR *	454	8,951
NIO, Inc., Class A *	149	2,920
Oppein Home Group, Inc., Class A	237	4,224

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Pharmaron Beijing Co. Ltd., Class H (b)	744	6,053
PICC Property & Casualty Co. Ltd., Class H	10,610	10,891
Pinduoduo, Inc., ADR *	230	11,297
Ping An Bank Co. Ltd., Class A	3,531	6,642
Ping An Insurance Group Co. of China Ltd., Class H	3,965	23,302
Postal Savings Bank of China Co. Ltd., Class H (b)	8,918	5,900
Qingdao Haier Biomedical Co. Ltd., Class A	401	4,134
Shanghai Baosight Software Co. Ltd., Class A	691	4,123
Shanghai Liangxin Electrical Co. Ltd., Class A *	1,403	3,322
Shanghai Putailai New Energy Technology Co. Ltd., Class A	326	3,425
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	133	5,713
Silergy Corp.	320	5,989
Skshu Paint Co. Ltd., Class A *	335	5,269
Sunny Optical Technology Group Co. Ltd.	299	4,046
Tencent Holdings Ltd.	2,894	111,850
Tingyi Cayman Islands Holding Corp.	1,718	2,828
Tongwei Co. Ltd., Class A	872	6,959
Trip.com Group Ltd., ADR *	158	4,079
Wanhua Chemical Group Co. Ltd., Class A	583	7,237
Wuliangye Yibin Co. Ltd., Class A	338	8,936
WuXi AppTec Co. Ltd., Class H (b)	554	6,707
Wuxi Biologics Cayman, Inc. * (b)	2,063	19,747
Xinyi Solar Holdings Ltd.	6,400	10,872
XPeng, Inc., Class A *	503	6,107
Yum China Holdings, Inc.	80	3,725
Yum China Holdings, Inc.	167	8,113
Yunnan Energy New Material Co. Ltd.	97	3,091
Zhejiang Dingli Machinery Co. Ltd., Class A	369	2,337
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,713	4,993
Zijin Mining Group Co. Ltd., Class H	8,742	10,244
		909,114
Colombia — 0.1%
Ecopetrol SA, ADR	342	3,675
Greece — 0.5%
Hellenic Telecommunications Organization SA	398	6,860
OPAP SA	482	6,678
		13,538
Hong Kong — 0.3%
Orient Overseas International Ltd.	86	2,997
Techtronic Industries Co. Ltd.	434	4,811
		7,808
Hungary — 0.3%
OTP Bank Nyrt.	261	5,396
Richter Gedeon Nyrt.	192	3,918
		9,314

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — 12.6%
ACC Ltd.	159	4,475
Apollo Hospitals Enterprise Ltd.	194	10,345
Axis Bank Ltd.	1,263	11,600
Bharat Petroleum Corp. Ltd.	1,827	7,632
Biocon Ltd.	948	3,683
Britannia Industries Ltd.	241	11,915
Dabur India Ltd.	667	4,925
Dr. Reddy's Laboratories Ltd.	55	2,871
Eicher Motors Ltd.	128	5,028
GAIL India Ltd.	2,111	3,914
HDFC Bank Ltd., ADR	133	8,351
HDFC Life Insurance Co. Ltd. (b)	1,385	9,734
Hindustan Unilever Ltd.	681	22,763
Housing Development Finance Corp. Ltd.	1,024	30,890
ICICI Bank Ltd. *	3,123	32,478
Infosys Ltd., ADR	1,839	35,851
Kotak Mahindra Bank Ltd.	599	13,751
Larsen & Toubro Ltd.	452	10,368
Maruti Suzuki India Ltd.	122	13,606
NTPC Ltd.	4,942	9,558
Oil & Natural Gas Corp. Ltd.	1,856	3,151
Petronet LNG Ltd.	2,310	6,430
Power Grid Corp. of India Ltd.	2,520	6,825
Reliance Industries Ltd. *	1,542	49,032
Shriram Transport Finance Co. Ltd.	463	8,098
Tata Consultancy Services Ltd.	551	23,041
Tata Consumer Products Ltd.	479	4,919
UltraTech Cement Ltd.	93	7,698
UPL Ltd.	1,017	9,538
		372,470
Indonesia — 1.7%
Bank Central Asia Tbk. PT	37,353	18,574
Bank Rakyat Indonesia Persero Tbk. PT	55,994	16,529
Telkom Indonesia Persero Tbk. PT	50,623	14,459
		49,562
Malaysia — 1.1%
CIMB Group Holdings Bhd.	3,967	4,647
Malayan Banking Bhd.	1,886	3,757
Petronas Chemicals Group Bhd.	4,150	8,289
Public Bank Bhd.	11,859	12,373
Tenaga Nasional Bhd.	2,290	4,251
		33,317
Mexico — 2.5%
America Movil SAB de CV	18,779	17,843
Fomento Economico Mexicano SAB de CV, ADR	95	5,870
Grupo Aeroportuario del Pacifico SAB de CV, Class B	651	8,815

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Grupo Aeroportuario del Sureste SAB de CV, Class B	442	8,305
Grupo Financiero Banorte SAB de CV, Class O	2,037	11,611
Grupo Mexico SAB de CV	2,284	9,053
Wal-Mart de Mexico SAB de CV	3,412	12,405
		73,902
Peru — 0.4%
Credicorp Ltd.	83	10,724
Philippines — 0.2%
ACEN Corp.	786	119
Ayala Corp.	262	2,952
Ayala Land, Inc.	6,147	2,821
		5,892
Poland — 0.5%
Dino Polska SA * (b)	123	9,614
Powszechny Zaklad Ubezpieczen SA	840	5,501
		15,115
Qatar — 0.8%
Industries Qatar QSC	1,690	7,957
Qatar National Bank QPSC	3,009	16,668
		24,625
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	2,290	256
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	36
MMC Norilsk Nickel PJSC, ADR ‡	410	197
Novatek PJSC ‡	165	50
Rosneft Oil Co. PJSC, GDR ‡ (b)	833	78
Sberbank of Russia PJSC ‡ *	3,172	133
Severstal PAO, GDR ‡ (b)	329	105
TCS Group Holding plc, GDR ‡ * (b)	69	49
X5 Retail Group NV, GDR ‡ (b)	207	50
		954
Saudi Arabia — 3.8%
Al Rajhi Bank *	1,167	28,117
Alinma Bank	1,245	12,699
Almarai Co. JSC	394	5,496
BinDawood Holding Co.	132	3,006
Etihad Etisalat Co.	513	5,176
SABIC Agri-Nutrients Co.	153	5,466
Saudi Arabian Oil Co. (b)	546	5,834
Saudi Basic Industries Corp.	447	11,925
Saudi National Bank (The)	1,432	26,887
Saudi Telecom Co.	281	7,554
		112,160

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — 0.1%
BOC Aviation Ltd. (b)	360	3,060
South Africa — 3.7%
Bid Corp. Ltd.	557	10,263
Bidvest Group Ltd. (The)	613	7,890
Capitec Bank Holdings Ltd.	68	8,154
Clicks Group Ltd.	399	6,720
Discovery Ltd. *	388	3,000
FirstRand Ltd.	3,976	15,729
Foschini Group Ltd. (The)	380	2,771
MTN Group Ltd.	569	4,775
Naspers Ltd., Class N	116	16,445
Nedbank Group Ltd.	467	6,106
Sanlam Ltd.	2,776	9,118
SPAR Group Ltd. (The)	644	5,200
Standard Bank Group Ltd.	821	7,904
Vodacom Group Ltd.	669	5,555
		109,630
South Korea — 12.4%
BGF retail Co. Ltd.	18	2,441
Hana Financial Group, Inc.	264	7,553
Hankook Tire & Technology Co. Ltd.	127	3,395
Hyundai Glovis Co. Ltd.	58	8,208
Hyundai Mobis Co. Ltd.	31	5,466
Hyundai Motor Co.	41	6,203
JYP Entertainment Corp.	105	4,503
Kakao Corp.	175	10,089
KB Financial Group, Inc.	341	12,676
Kia Corp.	253	15,853
KIWOOM Securities Co. Ltd.	43	2,767
LG Chem Ltd.	40	18,531
LG H&H Co. Ltd.	10	6,145
Mando Corp.	76	3,372
NAVER Corp.	94	18,838
NCSoft Corp.	23	6,623
POSCO Holdings, Inc.	66	12,272
Samsung Biologics Co. Ltd. * (b)	12	7,837
Samsung Electro-Mechanics Co. Ltd.	53	5,831
Samsung Electronics Co. Ltd.	2,575	121,898
Samsung Fire & Marine Insurance Co. Ltd.	60	9,136
Samsung SDI Co. Ltd.	13	5,566
Shinhan Financial Group Co. Ltd.	441	12,150
SK Hynix, Inc.	338	25,581
SK Innovation Co. Ltd. *	61	8,774
SK Telecom Co. Ltd.	137	5,675
SK, Inc.	23	3,954

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
SKC Co. Ltd.	49	5,190
S-Oil Corp.	107	7,616
		364,143
Taiwan — 13.6%
Accton Technology Corp.	712	5,942
Advantech Co. Ltd.	892	10,269
ASE Technology Holding Co. Ltd.	3,208	9,348
Cathay Financial Holding Co. Ltd.	2,860	4,363
Chailease Holding Co. Ltd.	1,673	11,902
CTBC Financial Holding Co. Ltd.	16,882	12,970
Delta Electronics, Inc.	1,845	16,046
E.Sun Financial Holding Co. Ltd.	11,779	10,857
Eclat Textile Co. Ltd.	419	5,729
eMemory Technology, Inc.	71	2,822
Evergreen Marine Corp. Taiwan Ltd.	1,139	3,660
Fubon Financial Holding Co. Ltd.	3,604	6,769
Giant Manufacturing Co. Ltd.	474	3,878
Hon Hai Precision Industry Co. Ltd.	3,901	14,257
MediaTek, Inc.	365	8,410
Nan Ya Plastics Corp.	3,921	8,836
Nan Ya Printed Circuit Board Corp.	492	3,986
Nien Made Enterprise Co. Ltd.	382	3,670
Novatek Microelectronics Corp.	640	5,702
Powertech Technology, Inc.	948	2,717
President Chain Store Corp.	613	5,796
Realtek Semiconductor Corp.	666	7,659
Taiwan Mobile Co. Ltd.	774	2,627
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	301	26,607
Taiwan Semiconductor Manufacturing Co. Ltd.	9,810	168,237
Uni-President Enterprises Corp.	4,723	11,119
United Microelectronics Corp. *	2,800	3,767
Vanguard International Semiconductor Corp.	1,325	3,191
Wiwynn Corp.	238	5,887
Yang Ming Marine Transport Corp.	1,405	4,237
Yuanta Financial Holding Co. Ltd.	14,435	9,676
		400,936
Thailand — 1.9%
Airports of Thailand PCL *	4,072	7,846
Airports of Thailand PCL, NVDR *	104	201
Indorama Ventures PCL	3,193	3,822
Minor International PCL *	5,675	5,219
Minor International PCL, NVDR *	145	134
PTT Exploration & Production PCL, NVDR	85	381
PTT Exploration & Production PCL	2,083	9,367
PTT Global Chemical PCL	4,973	6,039
PTT Global Chemical PCL, NVDR	127	155

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Thailand — continued
PTT PCL	5,371	5,141
PTT PCL, NVDR	138	131
SCB X PCL	2,452	6,761
Siam Cement PCL (The), NVDR	18	182
Siam Cement PCL (The) (Registered)	700	7,122
Thai Oil PCL, NVDR	76	108
Thai Oil PCL	2,974	4,204
		56,813
United Arab Emirates — 0.8%
Dubai Islamic Bank PJSC	3,543	5,677
Emaar Properties PJSC	4,472	6,712
Emirates Telecommunications Group Co. PJSC	752	5,711
First Abu Dhabi Bank PJSC	1,079	5,709
		23,809
United States — 0.2%
Genpact Ltd.	65	3,141
JS Global Lifestyle Co. Ltd. (b)	1,179	1,418
Parade Technologies Ltd.	59	2,222
		6,781
Total Common Stocks (Cost $2,923,267)		2,782,070
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (c) (d)(Cost $43,513)	43,509	43,513
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	487	487
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	334	334
Total Investment of Cash Collateral from Securities Loaned (Cost $821)		821
Total Short-Term Investments (Cost $44,334)		44,334
Total Investments — 95.9% (Cost $2,967,601)		2,826,404
Other Assets Less Liabilities — 4.1%		121,132
NET ASSETS — 100.0%		2,947,536

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $839.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.7%
Semiconductors & Semiconductor Equipment	10.0
Internet & Direct Marketing Retail	6.8
Interactive Media & Services	5.5
Oil, Gas & Consumable Fuels	5.4
Technology Hardware, Storage & Peripherals	5.0
Insurance	3.5
Chemicals	3.4
Metals & Mining	2.8
Automobiles	2.7
Food Products	2.6
Food & Staples Retailing	2.5
IT Services	2.2
Electronic Equipment, Instruments & Components	2.2
Real Estate Management & Development	1.9
Wireless Telecommunication Services	1.7
Life Sciences Tools & Services	1.5
Entertainment	1.3
Diversified Financial Services	1.3
Hotels, Restaurants & Leisure	1.2
Diversified Telecommunication Services	1.2
Personal Products	1.2
Thrifts & Mortgage Finance	1.1
Beverages	1.1
Auto Components	1.0
Others (each less than 1.0%)	13.6
Short-Term Investments	1.6

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of July 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	526	QAR	1,936	Barclays Bank plc	8/1/2022	(6)
Net unrealized depreciation						(6)

Abbreviations
QAR	Qatar Riyal
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$166,531	$—	$—	$166,531
Chile	8,197	—	—	8,197
China	46,567	862,547	—	909,114
Colombia	3,675	—	—	3,675
Greece	—	13,538	—	13,538
Hong Kong	—	7,808	—	7,808
Hungary	—	9,314	—	9,314
India	44,202	328,268	—	372,470
Indonesia	—	49,562	—	49,562
Malaysia	—	33,317	—	33,317
Mexico	73,902	—	—	73,902

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Peru	$10,724	$—	$—	$10,724
Philippines	—	5,892	—	5,892
Poland	—	15,115	—	15,115
Qatar	—	24,625	—	24,625
Russia	—	—	954	954
Saudi Arabia	—	112,160	—	112,160
Singapore	—	3,060	—	3,060
South Africa	19,754	89,876	—	109,630
South Korea	—	364,143	—	364,143
Taiwan	26,607	374,329	—	400,936
Thailand	50,380	6,433	—	56,813
United Arab Emirates	5,711	18,098	—	23,809
United States	3,141	3,640	—	6,781
Total Common Stocks	459,391	2,321,725	954	2,782,070
Short-Term Investments
Investment Companies	43,513	—	—	43,513
Investment of Cash Collateral from Securities Loaned	821	—	—	821
Total Short-Term Investments	44,334	—	—	44,334
Total Investments in Securities	$503,725	$2,321,725	$954	$2,826,404
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6)	$—	$(6)
Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended July 31, 2022
There were no significant transfers into or out of level 3 for the period ended July 31, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$3,718	$1,018,652	$978,845	$(12)	$—(c)	$43,513	43,509	$127	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	22,493	48,000	70,000	(6)	—(c)	487	487	17	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	2,859	117,860	120,385	—	—	334	334	9	—
Total	$29,070	$1,184,512	$1,169,230	$(18)	$—(c)	$44,334		$153	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
(c)	Amount rounds to less than one thousand.